UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            November 15, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:      $197,016,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXZA PHARMACEUTICALS INC     EQUITY           015384100       11    10000 SH       SOLE                    10000
AMGEN INC                      EQUITY           031162100     9309   169374 SH       SOLE                   169374
BARRICK GOLD CORP              EQUITY           067901108     7905   169450 SH       SOLE                   169450
BLUEPHOENIX SOLUTIONS SHS      EQUITY           M20157109      115   191898 SH       SOLE                   191898
BOEING CO COM                  EQUITY           097023105     2281    37690 SH       SOLE                    37690
BOSTON SCIENTIFIC CORP         EQUITY           101137107      579    98000 SH       SOLE                    98000
CATERPILLAR INC DEL            EQUITY           149123101     2835    38400 SH       SOLE                    38400
CHIMERA INVESTMENT CORP        EQUITY           16934Q109     4901  1769195 SH       SOLE                  1769195
CHINA MEDIAEXPRESS HLD COM     EQUITY           169442100       10    39500 SH       SOLE                    39500
CHINAEDU CORP-ADR              EQUITY           16945L107     1078   183103 SH       SOLE                   183103
CISCO SYSTEMS, INC             EQUITY           17275R102      186    12005 SH       SOLE                    12005
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      535    21500 SH       SOLE                    21500
COMMONWEALTH REIT              EQUITY           203233101     8692   458205 SH       SOLE                   458205
COWEN GROUP INC                EQUITY           223622101     4320  1594237 SH       SOLE                  1594237
CRAY INC.                      EQUITY           225223304     2600   489684 SH       SOLE                   489684
DETREX CORP                    EQUITY           250685104     5064   698549 SH       SOLE                   698549
DIAMOND OFFSHORE DRILLING      EQUITY           25271C102     5062    92475 SH       SOLE                    92475
EMERITUS CORP                  EQUITY           291005106      486    34438 SH       SOLE                    34438
EXELON CORP                    EQUITY           30161n101     5527   129700 SH       SOLE                   129700
EXPRESS SCRIPTS INC COM        EQUITY           302182100     1605    43300 SH       SOLE                    43300
EXXON MOBIL CORP               EQUITY           30231G102     5310    73110 SH       SOLE                    73110
GENERAL ELECTRIC CO            EQUITY           369604103     5531   363413 SH       SOLE                   363413
ITRON INC                      EQUITY           465741106     1655    56100 SH       SOLE                    56100
KINDER MORGAN INC              EQUITY           49456b101     8087   312362 SH       SOLE                   312362
MANPOWER INC                   EQUITY           56418H100     1039    30900 SH       SOLE                    30900
MICROSOFT CORP                 EQUITY           594918104    18204   731370 SH       SOLE                   731370
MONSANTO CO NEW                EQUITY           61166W101     4773    79500 SH       SOLE                    79500
NEWMONT MINING CORP HLDG CO    EQUITY           651639106     3519    55900 SH       SOLE                    55900
NOKIA CORP ADR                 EQUITY           654902204      906   160032 SH       SOLE                   160032
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105     4633    64800 SH       SOLE                    64800
PEABODY ENERGY CORP            EQUITY           704549104     2057    60700 SH       SOLE                    60700
PENN VIRGINIA CORP COMMON      EQUITY           707882106      547    98282 SH       SOLE                    98282
PEOPLE'S UNITED FINANCIAL      EQUITY           712704105      171    15000 SH       SOLE                    15000
PRESIDENTIAL LIFE              EQUITY           740884101     5428   660350 SH       SOLE                   660350
PROSPECT CAPITAL CORP          EQUITY           74348t102     2576   306361 SH       SOLE                   306361
PRUDENTIAL FINANCIAL, INC.     EQUITY           744320102     3060    65300 SH       SOLE                    65300
RED LION HOTELS CORP           EQUITY           756764106      297    44232 SH       SOLE                    44232
SAFEWAY INC                    EQUITY           786514208     5483   329700 SH       SOLE                   329700
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      103    30000 SH       SOLE                    30000
ULTRA PETROLEUM CORP           EQUITY           903914109      416    15000 SH       SOLE                    15000
UNITED PARCEL SERVICE          EQUITY           911312106    12233   193718 SH       SOLE                   193718
US BANCORP NEW                 EQUITY           902973304     2328    98900 SH       SOLE                    98900
US GEOTHERMAL INC              EQUITY           90338s102      493  1096000 SH       SOLE                  1096000
US GOLD CORP                   EQUITY           912023207       84    21000 SH       SOLE                    21000
VERAMARK TECHNOLOGOES INC      EQUITY           923351100      633  1545090 SH       SOLE                  1545090
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     4368   651947 SH       SOLE                   651947
WALGREEN CO                    EQUITY           931422109      872    26500 SH       SOLE                    26500
WENDYS ARBYS GROUP INC COM     EQUITY           95058w100      679   148000 SH       SOLE                   148000
YAHOO INC                      EQUITY           984332106     6368   483550 SH       SOLE                   483550
ALERIAN MLP ETF                ETF              00162q866     2012   132035 SH       SOLE                   132035
ISHARES KLD SELECT SOCIAL INDE ETF              464288802      622    12445 SH       SOLE                    12445
POWERSHARES PREFERRED          ETF              73936t565     2137   157370 SH       SOLE                   157370
PROSHARES ULTRASHORT 20 YR US  ETF              74347R297      418    21500 SH       SOLE                    21500
THE GDL FUND                   ETF              361570104     1736   145608 SH       SOLE                   145608
WIDOMTREE MANAGED FUTURES STRA ETF              97717w125     1235    25920 SH       SOLE                    25920
ZWEIG FUND                     ETF              989834106     1606   569413 SH       SOLE                   569413
ISHARES MSCI EMERGING MKTS IND ETF              464287234     1492    42510 SH       SOLE                    42510
ELLINGTON FINANCIAL            ETF              288522303     3966   230850 SH       SOLE                   230850
MARKET VECTORS GOLD MINERS     ETF              57060U100      304     5500 SH       SOLE                     5500
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      282    20100 SH       SOLE                    20100
CURRENCY SHARES CANADIAN DOLLA ETF              23129X105      917     9670 SH       SOLE                     9670
GENERAL MOTORS 4.75% PFD SER B PFRD             37045v209     8642   246360 SH       SOLE                   246360
PUBLIC STORAGE PFD SER D 6.18% PFRD             74460D430      237     9400 SH       SOLE                     9400
PUBLIC STORAGE PFD SER E 6.75% PFRD             74460D398      204     8080 SH       SOLE                     8080
PUBLIC STORAGE PFD SER W 6.50% PFRD             74460d570     1593    63367 SH       SOLE                    63367
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      662     6370 SH       SOLE                     6370
SPDR SERIES TRUST BRCLYS YLD E ETF              78464a417     1218    33650 SH       SOLE                    33650
PROSHARES ULTRASHORT 20 YR US  ETF              74347R297     2779   142975 SH       SOLE                   142975